Equity (Tables)	9 Months Ended
Jul. 31, 2020
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
Preferred and Common Shares Outstanding and Other Equity Instruments (1)

(Canadian $ in millions, except as noted)	July 31, 2020		October 31, 2019
	Number of shares	Amount	Number of shares	Amount	Convertible into...
Preferred Shares - Classified as Equity
Class B – Series 25	9,425,607	236	9,425,607	236	Class B -Series 26	(2)
Class B – Series 26	2,174,393	54	2,174,393	54	Class B -Series 25	(2)
Class B – Series 27	20,000,000	500	20,000,000	500	Class B -Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B -Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B -Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B -Series 34	(2)(3)
Class B – Series 35	6,000,000	150	6,000,000	150	Not convertible	(3)
Class B – Series 36	600,000	600	600,000	600	Class B -Series 37	(2)(3)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B -Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B -Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B -Series 45	(2)(3)
Class B – Series 46	14,000,000	350	14,000,000	350	Class B -Series 47	(2)(3)
Preferred Shares - Classified as Equity		4,690		4,690
Other Equity Instruments (4)		658		658
Common Shares (5) (6) (7)	642,804,880	13,200	639,232,276	12,971
Share Capital and Other Equity Instruments		18,548		18,319

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2019 on pages 177 and 188 of our 2019 Annual Report.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)
The shares issued include a
non-viability
contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. As such, the shares are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the share value of the preferred share issuance (including declared and unpaid dividends on such preferred share issuance) by the conversion price and then times the multiplier.

(4)
The other equity instruments
(notes) issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. As such, the notes are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, the notes are convertible into common shares of the bank determined by dividing (a) the product of the Multiplier of 1.25, and the Note Value, by (b) the Conversion Price which is the greater of the Floor price of $5 and the current market price.

(5)	The stock options issued under the Stock Option Plan are convertible into 6,635,228 common shares as at July 31, 2020 (6,108,307 common shares as at October 31, 2019).
(6)
During the three and nine months ended July 31, 2020, we issued 3,355,394 common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan and 8,614 and 423,737 common shares under the Stock Option Plan.

(7)	Common shares are net of 206,527 treasury shares (nil as at October 31, 2019).